Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

NOTE 27

quarterly financial data (unaudited)

(Millions, except per share amounts)	2011				2010
Quarters Ended	12/31	9/30	6/30	3/31	12/31(a)	9/30	6/30	3/31
Total revenues net of interest expense	$7,742	$7,571	$7,618	$7,031	$7,244	$6,973	$6,805	$6,560
Pretax income from continuing operations	1,748	1,711	1,765	1,732	1,477	1,640	1,595	1,252
Income from continuing operations	1,192	1,235	1,295	1,177	1,062	1,093	1,017	885
Income from discontinued operations	―	―	36	―	―	―	―	―
Net income	1,192	1,235	1,331	1,177	1,062	1,093	1,017	885
Earnings Per Common Share — Basic:
Continuing operations	$1.02	$1.04	$1.08	$0.98	$0.88	$0.91	$0.84	$0.74
Discontinued operations	―	―	0.03	―	―	―	―	―
Net income	$1.02	$1.04	$1.11	$0.98	$0.88	$0.91	$0.84	$0.74
Earnings Per Common Share — Diluted:
Continuing operations	$1.01	$1.03	$1.07	$0.97	$0.88	$0.90	$0.84	$0.73
Discontinued operations	―	―	0.03	―	―	―	―	―
Net income	$1.01	$1.03	$1.10	$0.97	$0.88	$0.90	$0.84	$0.73
Cash dividends declared per common share	$0.18	$0.18	$0.18	$0.18	$0.18	$0.18	$0.18	$0.18
Common share price:
High	$52.35	$53.80	$51.97	$46.93	$46.78	$45.68	$49.19	$43.25
Low	$41.30	$42.03	$45.10	$42.19	$37.33	$38.42	$37.13	$36.60

  The results of operations for the quarter ended December 31, 2010 include restructuring charges in the amount of $98 million. Refer to Note 16 for further discussion of these items.